Fair Value Measurements - Additional information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination, Price Per Share		$ 0.5	$ 0.5
Initial Fair Value		$ 773,471
Proceeds in excess of fair value of Private Placement Warrants	$ 1,526,528	1,526,528
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities		$ 714,753
Business Combination, Price Per Share		$ 0.25